Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

(20) Quarterly financial data (unaudited)

	Three months ended
	March 26, 2011	June 25, 2011	September 24, 2011	December 31, 2011(1)

	(In thousands, except per share data)
Total revenues	$139,213	156,972	163,508	168,505
Operating income (2)(3)	44,836	61,794	54,112	44,567
Net income (loss) (2)(3)(4)	(1,723)	17,162	7,412	11,591

Earnings (loss) per share:
Class L – basic and diluted	0.85	0.83	4.46	n/a
Common – basic and diluted	(0.51)	(0.04)	(1.01)	0.10

	Three months ended
	March 27, 2010	June 26, 2010	September 25, 2010	December 25, 2010

	(In thousands, except per share data)
Total revenues	$127,412	150,416	149,531	149,776
Operating income	36,685	57,886	54,574	44,380
Net income (loss) (5)	5,938	17,337	18,842	(15,256)

Earnings (loss) per share:
Class L – basic and diluted	1.21	1.23	1.25	1.18
Common – basic and diluted	(0.53)	(0.26)	(0.24)	(1.02)

(1)	The fourth quarter of fiscal year 2011 reflects the results of operations for a 14-week period. All other quarterly periods reflect the results of operations for 13-week periods.
(2)

The third quarter of fiscal year 2011 includes an expense of approximately $14.7 million related to the termination of the Sponsor management agreement incurred in connection with the completion of the initial public offering in August 2011 (see note 18).

(3)

The fourth quarter of fiscal year 2011 includes an impairment of the investment in the Korea joint venture of $19.8 million, less a reduction in depreciation and amortization, net of tax, resulting from the impairment of the underlying intangible and long-lived assets of $1.0 million (see note 6).

(4)

During fiscal year 2011, the Company made additional term loan borrowings of $250.0 million and repaid in full the $625.0 million of senior notes (see note 8). In connection with these additional term loan borrowings and repayments of senior notes, the Company recorded losses on debt extinguishment and refinancing transactions of $11.0 million, $5.2 million, and $18.1 million, in the first, second, and third quarters of fiscal year 2011, respectively.

(5)

During fiscal year 2010, all outstanding ABS Notes were repaid in full with proceeds from the term loans and senior notes, as well as available cash (see note 8). As a result, losses on debt extinguishment of $3.7 million and $58.3 million were recorded in the second and fourth quarters of fiscal year 2010, respectively.